Business Combination (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
Purchase price allocation
Goodwill		$ 21,423			¥ 147,296
Total revenue		292,612	¥ 2,011,842	¥ 1,445,773
Net loss		$ (23,939)	¥ (164,615)	(202,125)
Technology
Purchase price allocation
Weighted-average amortization period		8 years 6 months	8 years 6 months
Customer relationship
Purchase price allocation
Weighted-average amortization period		5 years 6 months	5 years 6 months
Non-compete agreement
Purchase price allocation
Weighted-average amortization period		5 years 6 months	5 years 6 months
Databook
Business combinations
Percentage of equity interest acquired	65.00%
Purchase price allocation
Fair value of issued the Company's Class A ordinary shares	¥ 88,181
Fair value of issued the options to purchase the Company's Class A ordinary shares	6,052
Cash consideration	110,240
Total consideration	204,473
Noncontrolling interests	110,100
Cash and cash equivalents	474
Other working capital	(15,850)
Short-term investment	75,706
Other assets	2,567
Goodwill	147,296
Deferred tax liabilities	(18,420)
Total	314,573
Total revenue			¥ 46,675
Net loss			13,795
Unaudited pro forma consolidated financial information
Net revenues			2,029,055	1,477,555
Net loss			(163,490)	(212,988)
Amortization of identifiable intangible assets			¥ 25,500	¥ 25,500
Databook | Technology
Purchase price allocation
Identifiable intangible assets acquired	¥ 71,000
Weighted-average amortization period	8 years 6 months
Databook | Customer relationship
Purchase price allocation
Identifiable intangible assets acquired	¥ 22,900
Weighted-average amortization period	5 years 6 months
Databook | Non-compete agreement
Purchase price allocation
Identifiable intangible assets acquired	¥ 28,900
Weighted-average amortization period	5 years 6 months
Databook | Class A ordinary shares
Business combinations
Number of shares issued | shares	5,772,447
Number of options issued to purchase Class A common stock | shares	397,820